UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended: September 30, 2003

Check here if Amendment			[ ] Amendment Number:
This Amendment (Check only one.):	[ ] is a restatement.
						[ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:		PACIFIC LIFE INSURANCE COMPANY
Address:	700 Newport Center Drive
		Newport Beach, CA 92660

13F File Number: 28-351

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:		Yves Pinkowitz
Title:	VP, Securities Portfolio Operations
Phone:	949-219-3572

Signature, Place, and Date of Signing







Report Type (Check only one.):

[X]	13F Holdings Report.

[ ]	13F Notice.

[ ] 	13F Combination Report.

List of Other Managers Reporting for this Manager:

None









I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:77

Form 13F Information Table Value Total:303,080

List of Other Included Managers:

None

PACIFIC LIFE INSURANCE COMPANY
PER SEC 13F
AS OF: 09/30/2003

NAME OF   	    	 	 CUSIP	FAIR	      MKT SHARES	VOTING
                  			VALUE       PRINCIPAL  AUTHORITY

DIAMONDS TRUST SER I	252787106	 2,116 	22,719 	22,719
EMC CORP/MASS	      268648102	 175 	 	13,860 	13,860
FORD MOTOR CO CAP TR 	345395206	 2,599 	60,000 	-
GM CONV PT 7/15/18 	370442717	 539 	 	20,000 	-
GM CONV SR DEB B PT 	370442733	 8,273 	9,000,000 	-
GM CONV SR DEB A PT 	370442741	 2,958 	3,000,000 	-
GLADSTONE CAPITAL 	376535100	 20 	 	1,014 	1,014
INTEL CORP			458140100	 275 	 	10,000 	10,000
ISHARES COHEN STEERS 	464287564	 122 		1,235 	1,235
MASSMUTUAL CORP INV	576292106	 9 	 	400 	 	400
MASSMUTUAL PART INV	576299101	 40 	 	3,836 	3,836
MCDATA CORPORATION	580031201	 6 	 	510 	 	510
NASDAQ-100 INDEX STK	631100104	 2,605 	80,340 	80,340
NEWTEK BUSINESS SVC	652526104	 79 	 	16,000 	16,000
NORTEL NETWORKS CORP	656568102	 82 	 	20,000 	20,000
PEGASUS COMM CORP		705904605	 6 	 	382 		382
PENNEY J C INC		708160106	 79 		3,712 	3,712
UNITED GLOBAL COM 	913247508	 3 	 	500	 	500
XEROX CORP CONV PFD 	984121509	 512 		5,000 	-
AT&T WIRELESS SVCS 	00209A106	 45 		5,474 	5,474
AFFILIATED COMP SVCS 	008190AF7	 594 	 	500,000 	-
ALLIED CAPITAL CORP	01903Q108	 61 	 	2,485 	2,485
ALLTEL CORP CONV PFD 	020039822	 489 	 	10,000 	-
ALZA CORP CONV ZRO 	02261WAB5	 689 	 	1,000,000 	-
AMER ONLINE CONV SUB 	02364JAC8	 38,516 	62,500,000 	-
AMERICAN CAPITAL LTD	024937104	 1,926 	77,477 	77,477
CKE RES CONV SUB NT	12561EAB1	 4,208 	4,250,000	-
CSX CORP ZERO CPN 	126408GA5	 12,338 	15,000,000	-
CALPINE CONV SR NT	131347BA3	 1,843 	2,000,000 	-
COMMSCOPE INC CONV 	203372AB3	 4,631 	5,000,000 	-
COMP ASSOC CONV SR 	204912AR0	 1,286 	1,000,000 	-
CORNING INC CONV SR 	219350AK1	 878 	 	750,000 	-
CYPRESS SEMI CORP		232806AF6	 484 	 	500,000 	-
DEVON ENERGY CORP SR 	25179MAA1	 4,652 	4,572,000 	-
DEVON ENERGY CORP SR 	25179MAB9	 7,401 	7,274,000 	-
DIAMOND OFFSHORE ZERO	25271CAC6	 11,334 	20,016,000 	-
WALT DISNEY CONV SR 	254687AU0	 32,680 	32,000,000 	-
DUKE ENERGY CORP CONV 	264399EJ1	 496 	 	500,000 	-
E*TRADE GROUP INC 	269246AD6	 532 	 	500,000 	-
ECHOSTAR COMM CONV 	278762AD1	 509 	 	500,000 	-
EL PASO CORP CONV 	28336LAC3	 1,290 	3,000,000 	-
ELEC FOR IMAGING CONV 	284745AA4	 1,074 	1,000,000 	-
EMULEX CORP CONV SUB 	292475AB6	 697 	 	750,000 	-
ICN PHARMACEUTICALS 	448924AM2	 474 	 	500,000 	-
IDEC PHARM ZERO CPN 	449370AE5	 588 	 	1,000,000 	-
ISTAR FINANCIAL INC	45031U101	 73 	 	1,876 	1,876
INTERIM SVC CONV SUB 	45868PAA8	 1,915 	2,000,000 	-
INTL PAPER ZERO CPN 	460146BM4	 9,991 	18,806,000 	-
INTL RECTIFIER CONV 	460254AE5	 4,309 	4,500,000 	-
INTERPUBLIC GRP CONV 	460690AJ9	 8,431 	9,500,000 	-
JDS UNIPHASE CORP		46612J101	 72 	 	20,000 	20,000
KERR-MCGEE CORP CONV 	492386AP2	 1,564 	1,500,000 	-
L-3 COMM HLDGS CONV 	502424AD6	 1,020 	1,000,000 	-
LAMAR ADV CO CONV SR 	512815AG6	 1,845 	2,000,000 	-
AT&T-LIBERTY CONV SR 	530715AN1	 385 	 	500,000 	-
LIBERTY MEDIA CONV SR 	530715AR2	 1,455 	1,500,000 	-
LOWES CO CONV NT PT 	548661CG0	 1,041 	1,000,000 	-
LUCENT TECH CONV DEB 	549463AG2	 940 	 	1,000,000 	-
MASCO CORP ZERO CPN 	574599AW6	 26,250 	60,000,000 	-
MCG CAPITAL CORP		58047P107	 55 	 	3,520 	3,520
MEDTRONIC INC CONV PT 	585055AB2	 1,024 	1,000,000 	-
MICRON TECHNOLOGY 	595112AG8	 1,330 	1,000,000 	-
NTL INC			62940M104	 714 	 	15,428 	15,428
NETWORK ASSOCIATES 	64123LAB7	 530 	 	500,000 	-
PROVIDIAN FINANCIAL 	74406AAC6	 298 	 	250,000 	-
SPDR TRUST SERIES 1	78462F103	 5,640 	56,425 	56,425
STMICROELECTRONICS NV 	861012AB8	 1,778 	2,000,000 	-
SYMANTEC CORP CONV 	871503AB4	 946 	 	500,000 	-
THERMOTREX CORP CONV 	883556AJ1	 1,895 	2,000,000 	-
TRAVELERS PROP CAS-A	89420G109	 4 	 	258 	 	258
TRAVELERS PPTY		89420G307	 229 	 	10,000 	-
TRAVELERS PROP CAS-B	89420G406	 8 	 	531 	 	531
UGC EUROPE INC		90268P102	 653 	 	12,464 	12,464
UNIVERSAL HEALTH SVCS 	913903AL4	 626 	 	1,000,000 	-
UNUMPROVIDENT CORP 	91529Y403	 322 	 	10,000 	-
VERIZON GLOBL CONV 	92344GAN6	 4,900 	8,200,000 	-
SCOTTISH RE GROUP LTD	G7885T104	 72,628 	3,007,380 	3,007,380